PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property and Equipment

	COMPUTER AND OFFICE EQUIPMENT	LEASEHOLD IMPROVEMENTS	TOTAL
Net book amount as of January 1, 2024	802	106	908
Additions	833	493	1,326
Depreciation charge	(305)	(71)	(376)
Translation differences	(11)	(14)	(25)
As of December 31, 2024	1,319	514	1,833
Cost	2,211	708	2,919
Accumulated depreciation	(892)	(194)	(1,086)
Net book amount as of December 31, 2024	1,319	514	1,833
Net book amount as of January 1, 2023	598	116	714
Additions	436	15	451
Depreciation charge	(225)	(21)	(246)
Translation differences	(7)	(4)	(11)
As of December 31, 2023	802	106	908
Cost	1,460	234	1,694
Accumulated depreciation	(658)	(128)	(786)
Net book amount as of December 31, 2023	802	106	908

Schedule of Reconciliation of Depreciation Expense	The following is the reconciliation of depreciation expense:

	Year ended December 31,
	2024	2023	2022
Depreciation expensed to general and administrative expenses (Note 19)	376	246	190